Income Taxes (Details) - Schedule of the tax effects of temporary differences and carryforwards that give rise to significant components of deferred income tax assets and liabilities - USD ($)
$ in Thousands
	Jun. 27, 2021	Jun. 28, 2020
Deferred income tax assets:
Reserves not currently deductible	$ 40,458	$ 20,610
Capital lease liability	98,545	94,107
Net operating loss, interest, and tax credit carryforwards	132,184	127,686
Subtotal	271,187	242,403
Less: Valuation allowance	166,323	129,902
Total net deferred income tax assets	104,864	112,501
Deferred income tax liabilities:
Property and equipment	85,377	90,471
Favorable and unfavorable leases	8,886	9,596
Goodwill and intangibles	22,468	25,165
Total deferred income tax liabilities	116,731	125,232
Net deferred income tax liabilities	$ 11,867	$ 12,731